Employee Benefits - Summary of Expense Recognized in Income or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [abstract]
Current service cost	$ 55,437	$ 528
Net interest cost	1,738	404
Plan administration expenses	112	124
Net settlement	55	113
Pension expense	57,342	1,169
Actual return on plan assets	$ 861	$ 1,673